LOANS (Tables)	12 Months Ended
Dec. 31, 2012
LOANS
Schedule of components of loans

	At December 31,
	2012	2011
Real estate loans:
One-to-four family	$112,350,393	$115,540,320
Multi-family	42,203,212	39,481,726
Commercial	138,766,873	128,656,804
Construction and land	30,143,957	44,192,020
	323,464,435	327,870,870

Commercial business	71,251,082	48,676,963

Consumer:
Home equity	12,062,108	19,139,850
Automobile and other	1,462,909	1,414,711
	13,525,017	20,554,561

Total gross loans	408,240,534	397,102,394
Undisbursed portion of construction loans	(7,376,713)	(1,725,311)
Deferred loan origination costs (fees), net	(50,610)	46,825
Allowance for loan losses	(5,944,585)	(7,789,262)

Loans, net	$394,868,626	$387,634,646

Summary of changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership

	Year Ended
	December 31,
	2012	2011
Balance, beginning of year	$19,402,842	$10,347,217
Additions	1,748,927	9,753,434
Repayments	(13,023,026)	(695,809)
Change in status of borrower	—	(2,000)

Balance, end of year	$8,128,743	$19,402,842

Schedule of past-due loans

December 31, 2012

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$318,052	$577,608	$1,811,054	$2,706,714	$109,643,679	$112,350,393	$182,770
Multi-family	—	—	—	—	42,203,212	42,203,212	—
Commercial	638,330	—	535,402	1,173,732	137,593,141	138,766,873	—
Construction and land	—	—	375,418	375,418	29,768,539	30,143,957	—
	956,382	577,608	2,721,874	4,255,864	319,208,571	323,464,435	182,770

Commercial business	217,800	—	286,692	504,492	70,746,590	71,251,082	26,234

Consumer:
Home equity	48,383	34,980	49,090	132,453	11,929,655	12,062,108	—
Automobile and other	—	4,244	5,492	9,736	1,453,173	1,462,909	—
	48,383	39,224	54,582	142,189	13,382,828	13,525,017	—

Total	$1,222,565	$616,832	$3,063,148	$4,902,545	$403,337,989	$408,240,534	$209,004

December 31, 2011

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$679,214	$49,977	$946,915	$1,676,106	$113,864,214	$115,540,320	$404,984
Multi-family	—	—	235,837	235,837	39,245,889	39,481,726	—
Commercial	—	1,745,863	762,168	2,508,031	126,148,773	128,656,804	—
Construction and land	155,125	229,500	7,130,658	7,515,283	36,676,737	44,192,020	—
	834,339	2,025,340	9,075,578	11,935,257	315,935,613	327,870,870	404,984

Commercial business	202,874	126,674	193,697	523,245	48,153,718	48,676,963	—

Consumer:
Home equity	109,795	123,527	141,777	375,099	18,764,751	19,139,850	—
Automobile and other	—	—	—	—	1,414,711	1,414,711	—
	109,795	123,527	141,777	375,099	20,179,462	20,554,561	—

Total	$1,147,008	$2,275,541	$9,411,052	$12,833,601	$384,268,793	$397,102,394	$404,984

Schedule of non-accrual loans

	At December 31,
	2012	2011
Real estate loans:
One-to-four family	$2,087,073	$1,203,351
Multi-family	3,005,771	1,119,696
Commercial	3,466,342	762,168
Construction and land	2,456,419	7,690,156
	11,015,605	10,775,371

Commercial business	260,458	249,695

Consumer:
Home equity	185,531	141,777
Automobile and other	9,735	—
	195,266	141,777
Total non-accrual loans	$11,471,329	$11,166,843

Schedule of activity in the allowance for loan losses

Year ended December 31, 2012

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$777,470	$(263,026)	$1,565	$331,276	$847,285
Multi-family	779,680	—	34,312	144,311	958,303
Commercial	1,157,114	(576,046)	235,354	451,659	1,268,081
Construction and land	3,934,573	(2,123,047)	21,541	(420,065)	1,413,002
	6,648,837	(2,962,119)	292,772	507,181	4,486,671

Commercial business	969,669	(649,749)	18,225	957,969	1,296,114

Consumer
Home equity	133,234	(92,056)	—	110,447	151,625
Automobile and other	37,522	(2,297)	547	(25,597)	10,175
	170,756	(94,353)	547	84,850	161,800

Total	$7,789,262	$(3,706,221)	$311,544	$1,550,000	$5,944,585

Year ended December 31, 2011

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,161,865	$(421,102)	$37,211	(504)	$777,470
Multi-family	299,964	(227,662)	—	707,378	779,680
Commercial	1,043,023	(378,921)	7,740	485,272	1,157,114
Construction and land	2,151,810	(1,753,982)	71,474	3,465,271	3,934,573
	4,656,662	(2,781,667)	116,425	4,657,417	6,648,837

Commercial business	868,572	(482,744)	22,294	561,547	969,669

Consumer
Home equity	193,756	(105,441)	—	44,919	133,234
Automobile and other	9,405	—	—	28,117	37,522
	203,161	(105,441)	—	73,036	170,756

Total	$5,728,395	$(3,369,852)	$138,719	$5,292,000	$7,789,262

Schedule of allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively

December 31, 2012

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$210,336	$636,949	$847,285	$2,060,316	$110,290,077	$112,350,393
Multi-family	533,850	424,453	958,303	3,005,771	39,197,441	42,203,212
Commercial	34,812	1,233,269	1,268,081	3,237,893	135,528,980	138,766,873
Construction and land	—	1,413,002	1,413,002	2,456,419	27,687,538	30,143,957
	778,998	3,707,673	4,486,671	10,760,399	312,704,036	323,464,435

Commercial business	22,713	1,273,401	1,296,114	260,458	70,990,624	71,251,082

Consumer:
Home equity	28,117	123,508	151,625	185,531	11,876,577	12,062,108
Automobile and other	2,572	7,603	10,175	9,735	1,453,174	1,462,909
	30,689	131,111	161,800	195,266	13,329,751	13,525,017

Total	$832,400	$5,112,185	$5,944,585	$11,216,123	$397,024,411	$408,240,534

December 31, 2011

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$383,825	$393,645	$777,470	$2,531,092	$113,009,228	$115,540,320
Multi-family	356,260	423,420	779,680	3,640,570	35,841,156	39,481,726
Commercial	98,754	1,058,360	1,157,114	3,357,048	125,299,756	128,656,804
Construction and land	2,080,706	1,853,867	3,934,573	7,845,281	36,346,739	44,192,020
	2,919,545	3,729,292	6,648,837	17,373,991	310,496,879	327,870,870

Commercial business	161,786	807,883	969,669	1,563,746	47,113,217	48,676,963

Consumer:
Home equity	13,814	119,420	133,234	651,248	18,488,602	19,139,850
Automobile and other	—	37,522	37,522	—	1,414,711	1,414,711
	13,814	156,942	170,756	651,248	19,903,313	20,554,561

Total	$3,095,145	$4,694,117	$7,789,262	$19,588,985	$377,513,409	$397,102,394

Schedule of credit quality indicators

December 31, 2012

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$108,197,672	$1,882,095	$1,763,954	$506,672	$112,350,393
Multi-family	36,428,424	2,769,017	3,005,771	—	42,203,212
Commercial	121,242,335	11,221,414	6,303,124	—	138,766,873
Construction and land	26,808,635	120,699	2,839,205	375,418	30,143,957
	292,677,066	15,993,225	13,912,054	882,090	323,464,435

Commercial business	70,155,966	834,657	257,897	2,562	71,251,082

Consumer:
Home equity	11,840,875	35,703	185,530	—	12,062,108
Automobile and other	1,453,175	—	4,243	5,491	1,462,909
	13,294,050	35,703	189,773	5,491	13,525,017

Total	$376,127,082	$16,863,585	$14,359,724	$890,143	$408,240,534

December 31, 2011

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$111,752,817	$1,245,332	$2,126,651	$415,520	$115,540,320
Multi-family	35,841,156	—	3,640,570	—	39,481,726
Commercial	117,634,711	3,856,453	7,061,405	104,235	128,656,804
Construction and land	25,903,980	950,000	17,338,040	—	44,192,020
	291,132,664	6,051,785	30,166,666	519,755	327,870,870

Commercial business	44,805,581	474,961	3,396,421	—	48,676,963

Consumer:
Home equity	17,980,458	471,386	688,006	—	19,139,850
Automobile and other	1,411,319	—	3,392	—	1,414,711
	19,391,777	471,386	691,398	—	20,554,561

Total	$355,330,022	$6,998,132	$34,254,485	$519,755	$397,102,394

Schedule of impaired loans

	As of December 31, 2012			As of December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$494,195	$494,195	$—	$799,309	$799,309	$—
Multi-family	367,883	215,963	—	387,757	235,837	—
Commercial	3,015,172	2,702,491	—	1,954,587	1,954,587	—
Construction and land	4,480,653	2,456,419	—	2,227,340	1,976,340	—
	8,357,903	5,869,068	—	5,368,993	4,966,073	—

Commercial business	2,562	2,562	—	270,304	270,304	—

Consumer:
Home equity	157,413	157,413	—	637,433	637,434	—
Subtotal	$8,517,878	$6,029,043	$—	$6,276,730	$5,873,811	$—

With an allowance recorded:
Real estate loans:
One-to-four family	$1,566,121	$1,566,121	$210,336	$1,731,783	$1,731,783	$383,825
Multi-family	2,789,808	2,789,808	533,849	3,404,733	3,404,733	356,260
Commercial	535,402	535,402	34,812	1,402,461	1,402,461	98,754
Construction and land	—	—	—	6,799,046	5,868,941	2,080,706
	4,891,331	4,891,331	778,997	13,338,023	12,407,918	2,919,545

Commercial business	257,896	257,896	22,713	1,293,442	1,293,442	161,786

Consumer:
Home equity	28,118	28,118	28,118	13,814	13,814	13,814
Automobile and other	9,735	9,735	2,572	—	—	—
	37,853	37,853	30,690	13,814	13,814	13,814
Subtotal	5,187,080	5,187,080	832,400	14,645,279	13,715,174	3,095,145
Total	$13,704,958	$11,216,123	$832,400	$20,922,009	$19,588,985	$3,095,145

	For the year ended December 31, 2012			For the year ended December 31, 2011
	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$825,566	$8,634	$—	$1,556,530	$33,329	$5,193
Multi-family	180,524	—	—	2,190,031	88,194	3,995
Commercial	2,045,209	—	—	3,226,800	179,230	2,012
Construction and land	2,171,336	10,322	—	3,837,418	3,876	—
	5,222,635	18,956	—	10,810,779	304,629	11,200

Commercial business	142,047	925	—	460,871	13,465	—

Consumer:
Home equity	241,267	—	—	583,781	21,051	—
Automobile and other	688	—	—	—	—	—
	241,955	—	—	583,781	21,051	—
Subtotal	$5,606,637	$19,881	$—	$11,855,431	$339,145	$11,200

With an allowance recorded:
Real estate loans:
One-to-four family	$986,926	$604	$—	$1,114,300	$3,144	$—
Multi-family	3,201,616	27,971	—	1,790,613	19,853	—
Commercial	1,404,895	8,000	—	619,241	38,585	4,827
Construction and land	2,345,953	3,746	—	3,003,567	—	—
	7,939,390	40,321	—	6,527,721	61,582	4,827

Commercial business	593,375	1,132	—	642,990	24,732	—

Consumer:
Home equity	57,724	—	—	23,851	—	—
Automobile and other	3,032	—	—	2,368	—	—
	60,756	—	—	26,219	—	—
Subtotal	8,593,521	41,453	—	7,196,930	86,314	4,827
Total	$14,200,158	$61,334	$—	$19,052,361	$425,459	$16,027

Schedule of loans by class that were modified as troubled debt restructurings

Year ended December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	4	$447,799	$444,508
Multi-family	1	449,055	215,963
Commercial	3	2,978,384	2,702,490
Construction and land	2	1,609,566	1,094,688

Total	10	$5,484,804	$4,457,649

Year ended December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	2	$1,025,174	$1,025,174
Multi-family	2	5,894,771	5,894,771
Commercial	1	657,933	657,933
Construction and land	2	3,413,137	2,232,002
	7	10,991,015	9,809,880

Commercial Business	1	55,998	55,998

Consumer:
Home equity	2	338,737	338,737

Total	10	$11,385,750	$10,204,615

Schedule of troubled debt restructurings for which there was a payment default within twelve months following the modification
Year ended December 31, 2012

	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$303,503

Total	1	$303,503